THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                     ON THE FORM 13F FILED ON MAY 16, 2005
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                   THAT REQUEST EXPIRED ON FEBRUARY 14, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ----------------------

Check here if Amendment [ X]; Amendment Number:4
                                               --
     This Amendment (Check only one.):      [ ] is a restatement.
                                            [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Chesapeake Partners Management Co., Inc.
Address:     1829 Reisterstown Road
             Suite 420
             Baltimore, Maryland  21208

Form 13F File Number:  28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mark D. Lerner
Title:       Vice President
Phone:       (410) 602-0195

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner                  Baltimore, Maryland        2/14/06
----------------------------   ------------------------------  -------
            [Signature]                [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0
                                           ------------------------------

Form 13F Information Table Entry Total:    1
                                           ------------------------------

Form 13F Information Table Value Total:    $429
                                           ------------------------------
                                                   (thousands)

List of Other Included Managers:

We have separately submitted a request for the confidential treatment of certain securities of the Company in accordance with Rule 24b-2 of the Exchange Act.

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

                                                FORM 13F INFORMATION TABLE

   COLUMN 1          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7             COLUMN 8
--------------    --------------  ---------- ----------- -------------------- ---------- --------- --------------------------------
                                                VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER             VOTING AUTHORITY
NAME OF ISSUER    TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE          SHARED       NONE
--------------    --------------  ---------- ----------- -------- ---- ------ ---------- --------- ---------- -------------- ------
Insight Comm Inc.  CL A           45768V108       429    36,200   SH           SOLE                SOLE
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